Total
PartnerSelect High Income Alternatives Fund
PartnerSelect High Income Alternatives Fund Summary Section
Investment Objectives
The PartnerSelect High Income Alternatives Fund (the “High Income Alternatives Fund”) seeks to generate a high level of current income from diverse sources, consistent with the goal of capital preservation over time.
Capital appreciation is a secondary objective.
Fees and Expenses of the High Income Alternatives Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the High Income Alternatives Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PartnerSelect High Income Alternatives Fund Institutional Class USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PartnerSelect High Income Alternatives Fund Institutional Class
Management Fees	0.95%
Distribution and or Service (12b-1) Fees	none
Other Expenses	0.75%
Interest and Dividend Expenses	0.02%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.73%	[1]
Fee Waiver and/or Expense Reimbursement	(0.72%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%	[2],[3]
[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of operating expenses to average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
[2]	Litman Gregory Fund Advisors LLC has separately contractually agreed through April 30, 2022, to waive a portion of its advisory fees so that after paying all of the sub-advisory fees, the net advisory fee as a percentage of the High Income Alternatives Fund’s daily net assets retained by Litman Gregory is 0.40% on the first $1 billion of assets, 0.375% on the next $1 billion of assets, 0.35% on the next $1 billion of assets, 0.325% on the next $1 billion of assets and 0.30% on assets in excess of $4 billion. This agreement may be terminated at any time by the Board of Trustees of the Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to Litman Gregory, and Litman Gregory may decline to renew this agreement at its expiration on April 30, 2022 by written notice to the Trust at least thirty (30) days before the agreement’s annual expiration date. Litman Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this advisory fee waiver agreement.
[3]	Litman Gregory Fund Advisors, LLC (“Litman Gregory”), the advisor to the High Income Alternatives Fund, has contractually agreed to limit the High Income Alternatives Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, borrowing costs, dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) through April 30, 2022 to an annual rate of 0.98% for the Institutional Class (the “Operating Expense Limitation”). This agreement may be renewed for additional periods not exceeding one (1) year and may be terminated by the Board of Trustees (the “Board”) of Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to Litman Gregory. Litman Gregory may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Pursuant to this agreement, Litman Gregory may recoup reduced fees and expenses only within three years, provided that the recoupment does not cause the High Income Alternatives Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment.

Example
This example is intended to help you compare the cost of investing in the High Income Alternatives Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the High Income Alternatives Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the High Income Alternatives Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
PartnerSelect High Income Alternatives Fund | Institutional Class | USD ($)	103	451	848	1,960

Portfolio Turnover
The High Income Alternatives Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the High Income Alternatives Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. These costs, which are not reflected in the annual fund operating expenses or in the example, will affect the High Income Alternatives Fund’s performance. During the most recent fiscal year, the High Income Alternatives Fund’s portfolio turnover rate was 87.63%.
Principal Strategies
The High Income Alternatives Fund invests in a mix of strategies that Litman Gregory believes offer risk-return characteristics that are attractive individually and even more compelling collectively. The High Income Alternatives Fund is intended to be used by investors seeking high current income consistent with capital preservation over time, and with long-term capital appreciation a secondary objective.
Litman Gregory is responsible for hiring and firing investment managers and carefully chooses the sub-advisors.
Before hiring a
sub-advisor,
Litman Gregory performs extensive due diligence. This includes quantitative and qualitative analysis including, but not limited to, evaluation of: the investment process; the consistency of its execution and discipline; portfolio construction; individual holdings; strategies employed; past mistakes; risk controls; team depth and quality; operations and compliance; and business focus and vision. Litman Gregory’s evaluation process includes review of literature and documents, detailed quantitative historical performance evaluation, extensive discussions with members of the investment team, and firm management and background checks through industry contacts. Each sub-advisor’s
management fee is also an important consideration. It is Litman Gregory’s objective to hire sub-advisors
who it believes are skilled and will deliver strong portfolio income relative to investment-grade fixed income portfolios, with low to moderate volatility relative to the stock market and volatility typically less than the high yield credit indexes. Litman Gregory prefers managers who it believes will add value by flexibly responding to evolving market conditions by adjusting duration and credit exposure, among other factors.
Allocations among
sub-advisors
are based on several factors, including Litman Gregory’s expectation for the risk-adjusted return potential of each sub-advisor’s
strategy and the impact on overall portfolio risk, with the objective of maximizing return subject to the goal of high income relative to investment-grade fixed income portfolios without taking undue risk. Litman Gregory may at times adjust the allocations of capital to sub-advisors
if it believes there is a highly compelling tactical opportunity in a particular sub-advisor’s
strategy. A tactical opportunity could represent the potential for an exceptional risk-adjusted return opportunity relative to the other strategies, or it may represent a superior risk reduction opportunity that could benefit the High Income Alternatives Fund’s overall portfolio. No strategy will be allocated less than 10% of portfolio assets or more than 60% of portfolio assets as measured at the time of allocation. It is possible that additional managers and strategies will be added to (or removed from) the High Income Alternatives Fund in the future and/or there may be adjustments in the allocation ranges.
Sub-advisor
strategies may seek to benefit from: opportunities to combine securities with differing risk characteristics; market inefficiencies; opportunities to provide liquidity; tactical opportunities in asset classes or securities; special situations such as spin-offs; as well as other opportunities in other areas. In the aggregate, the managers can invest globally in debt and equity securities of companies of any size, domicile or market capitalization, government and corporate bonds, loans, loan participation interests, mortgage or other asset-backed securities and other fixed income securities and currencies, including short positions of any of the foregoing, within their respective segments of the High Income Alternatives Fund. The managers may invest without limitation in below investment grade fixed income securities. Under normal market conditions, the Fund does not expect to invest more than 25% of its total assets in emerging market securities Litman Gregory defines an emerging market country as any country that is included in the MSCI Emerging Markets Index.
The managers may also write options, invest in derivatives, including, without limitation, options, futures contracts, participatory notes
(“P-Notes”)
and swaps, to manage risk or enhance return and can also borrow amounts up to one third of the value of the High Income Alternatives Fund’s total assets (except that the Fund may exceed this limit to satisfy redemption requests or for other temporary purposes). Each of the managers may invest in illiquid securities; however, the High Income Alternatives Fund as a whole may not hold more than 15% of its net assets in illiquid securities.
Each
sub-advisor
will have an investment approach that generally focuses on a particular asset class or specific strategies. Currently, the strategies the sub-advisors
focus on are as follows: (1) a credit value strategy, (2) a multi credit strategy, and (3) an option income strategy. Litman Gregory may hire sub-advisors
that focus on other strategies in the future, and not all strategies that may be appropriate will be represented in the High Income Alternatives Fund’s portfolio at all times.
The
sub-advisor
that manages the credit value strategy seeks to achieve the fund’s investment objectives by primarily investing its segment of the Fund in fixed income securities it believes to have the potential for excess return. The sub-advisor’s
investment strategy will be to invest in fixed income securities from a wide variety of sectors, asset-backed securities, commercial mortgage-backed securities, corporate bonds, floating-rate loans and municipal bonds. The sub-advisor
expects to invest in structured and corporate securities. The sub-advisor’s
emphasis is expected to be on
A/BBB-rated
asset backed securities and
BBB/BB-rated
corporate securities, as these ratings segments have historically offered attractive risk-adjusted returns, along with low default rates. The sub-advisor
will also invest in U.S. Treasury futures to manage duration of the portfolio, which allows individual security selection to be managed without regard to portfolio duration. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates. Fixed income securities and portfolios with longer durations are subject to more volatility than those with shorter durations. The sub-advisor
will not typically own CCC rated or distressed securities.
The
sub-advisor
that manages the multi credit strategy seeks to preserve invested capital and maximize total return through a combination of current income and capital appreciation. The team seeks to achieve its investment objective by investing in a wide range of fixed income and other instruments selected from a variety of credit qualities, and sectors, including, but not limited to, corporate bonds, loans and loan participations, structured finance investments, U.S. government and agency, mezzanine and preferred securities and convertible securities. The team seeks opportunities across fixed income market sectors — especially in non-index-eligible
securities — and they aim to take advantage of downturns/inefficiencies that occur during times of uncertainty. The strategy is flexible and is not constrained by duration, sector, issuer, or credit quality.
The
sub-advisor
that manages the option income strategy seeks to achieve its goal primarily through a strategy of writing collateralized put options on both U.S. indices, including the S&P 500
®
Index and the Russell 2000
®
Index, and exchange traded funds (“ETFs”). The manager attempts to generate returns through the receipt of option premiums from selling puts, as well as through investments in fixed income instruments, which collectively are intended to reduce volatility relative to what it would be if the Fund held the underlying equity index on which the options are written. The portfolio’s investments in fixed income instruments may be of any duration, may include variable and floating rate instruments, and may include U.S. Treasury securities and other securities issued by the U.S. government and its agencies and instrumentalities, debt securities issued by corporations or trust entities, cash and cash equivalents, mortgage-backed securities and asset-backed securities. The manager also may invest in money market mutual funds and ETFs.

Principal Risks
As with all mutual funds, it is possible to lose money on an investment in the High Income Alternatives Fund. An investment in the High Income Alternatives Fund is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance Corporation (FDIC). The following risks could affect the value of your investment. Each risk summarized below is considered a “principal risk” of investing in the High Income Alternatives Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the High Income Alternatives Fund’s net asset value per share, total return and/or ability to meet its objective.

•
Public Health Emergency Risk
.
This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus
(“COVID-19”),
can result, and in the case of
COVID-19
is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of
COVID-19
or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•
Asset-Backed Securities Risk
. This is the risk that the impairment of the value of the collateral underlying a security in which the Fund invests, such as the non-payment
of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•
Below Investment-Grade Fixed Income Securities Risk
. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors
to be of similar quality. These securities are regarded by the rating organizations as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and therefore have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

•
Collateral Risk
. If the Fund’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument.
Non-affiliates
and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

•
Collateralized Loan Obligations and Collateralized Debt Obligations Risk
. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

•
Convertible Securities Risk
. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•
Credit Risk
. This is the risk that the High Income Alternatives Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

•
Currency Risk
. This is the risk that investing in foreign currencies may expose the High Income Alternatives Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency.
•
Debt Securities Risk
. This is the risk that the value and liquidity of debt securities may be reduced under certain circumstances. The value of debt securities can fluctuate in response to issuer activity and changes in general economic and credit market conditions, including changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on debt securities from the resulting rate increases for that and other reasons could be swift and significant. In recent years, dealer capacity in the debt and fixed income markets appears to have undergone fundamental changes, including a reduction in dealer market-making capacity. These changes have the potential to decrease substantially liquidity and increase volatility in the debt and fixed income markets.

•
Corporate Debt Obligations Risk
. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Therefore, the High Income Alternatives Fund may be indirectly exposed to such risks associated with corporate debt obligations.

•
Derivatives Risk
. Use of derivatives, such as options, is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, and the Fund could lose more than the amount it invests; some derivatives can have the potential for unlimited losses. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. When the Fund uses derivatives, it will likely be required to provide margin or collateral and/or segregate cash or other liquid assets; these practices are intended to satisfy contractual undertakings and regulatory requirements and will not prevent the Fund from incurring losses on derivatives. The need to provide margin or collateral and/or segregated assets could limit the Fund’s ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.
¡
Options Risk
. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors. By writing call and put option spreads on underlying instruments, the Fund’s returns from that strategy will be determined by the performance of the underlying instrument. If the underlying instrument appreciates or depreciates sufficiently over the period to offset the net premium received, the Fund may incur losses. Changes in the volatility of the underlying stock or instrument can constrain returns from this strategy. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss. When an uncovered call is exercised, the Fund must purchase the underlying instrument to meet its call obligations and the necessary instruments may be unavailable for purchase. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

¡
Futures Contracts Risk
. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the High Income Alternatives Fund’s net asset value to greater volatility.

¡
Forward Contracts Risk
. There are no limitations on daily price movements of forward contracts. Changes in foreign exchange regulations by governmental authorities might limit the trading of forward contracts. To the extent the Fund enters into
non-U.S.
currency forward contracts with banks, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform such contracts. There have been periods during which certain banks have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the difference between the price at which the bank is prepared to buy and the price at which it is prepared to sell).

¡
P-Notes
Risk
. This is the risk that the performance results of
P-Notes
will not replicate exactly the performance of the issuers or markets that the
P-Notes
seek to replicate. Investments in
P-Notes
involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

¡
Swaps Risk
. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the High Income Alternatives Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

•
Equity Securities Risk
.
This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized
companies, which tend to be more vulnerable to adverse developments than larger companies.

•
Preferred Stock Risk.
In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

•
Foreign Investment Risk
.
This is the risk that an investment in foreign
(non-U.S.)
securities may cause the High Income Alternatives Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, and the political and economic climates and differences in financial reporting, accounting and auditing standards in the foreign countries where the Fund invests or has exposure.

•
Emerging Markets Risk
. This is the risk that the value of the Fund’s emerging markets investments will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•
Currency Risk
. This is the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign
(non-U.S.)
currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign
(non-U.S.)
currencies.
•
Interest Rate Risk
. This is the risk that debt securities will decline in value because of changes in interest rates. Generally, the value of debt securities rise when prevailing interest rates fall, and fall when prevailing interest rates rise. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

•
Investment Companies Risk
. This is the risk that investing in other investment companies, including ETFs, closed-end
funds (“CEFs”), business development companies (“BDCs”), unit investment trusts and open-end
funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

•
Investments in Loans Risk
. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

•
Large Shareholder Purchase and Redemption Risk.
 The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the

Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

•
Leverage Risk
. This is the risk that leverage may cause the effect of an increase or decrease in the value of the High Income Alternatives Fund’s portfolio securities to be magnified and the High Income Alternatives Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing.

•
Liquidity and Valuation Risk
. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by Litman Gregory for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what Litman Gregory believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks

•
Mortgage-Backed Securities Risk
. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

•
Multi-Style Management Risk.
 This is the risk that
the High Income Alternatives Fund could experience overlapping security transactions as a result of having different portfolio managers using different strategies to manage the High Income Alternatives Fund’s assets. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment strategy.

•
Investment Selection Risk.
 The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

•	Municipal Securities Risk . Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

•
Portfolio Turnover Risk.
 This is the risk that the High Income Alternatives Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of the High Income Alternatives Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period.

•
Short Sale Risk
. This is the risk that the value of a security the High Income Alternatives Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the High Income Alternatives Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the High Income Alternatives Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

•
Unfavorable Tax Treatment Risk.
This is the risk that a material portion of the High Income Alternatives Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the High Income Alternatives Fund through pre-tax
or
tax-deferred
accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

Performance
The following performance information provides some indication of the risks of investing in the High Income Alternatives Fund. The bar chart shows changes in the performance of the High Income Alternatives Fund’s Institutional Class shares from year to year. The table below shows how the High Income Alternatives Fund’s average annual total returns of the Institutional Class for the
1-year
and since inception periods compare to those of a broad-based market index and two secondary market indexes. Past performance, before and after taxes, does not necessarily indicate how the High Income Alternatives Fund will perform in the future. Updated performance information is available on the High Income Alternatives Fund’s website at www.partnerselectfunds.com.
PartnerSelect High Income Alternatives Fund Institutional Class Calendar Year Total Returns as of December 31

During the period shown above, the highest and lowest quarterly returns earned by the High Income Alternatives Fund were:

Highest:	10.14%	Quarter ended June 30, 2020
Lowest:	-13.79%	Quarter ended March 31, 2020

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - PartnerSelect High Income Alternatives Fund	One Year	Since Fund Inception	Inception Date
Institutional Class	5.62%	4.70%	Sep. 28, 2018
Institutional Class | Return After Taxes on Distributions	3.97%	3.19%	Sep. 28, 2018
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	3.30%	2.95%	Sep. 28, 2018
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	7.92%	Sep. 28, 2018
ICE BofAML U.S. High Yield TR USD Index (reflects no deduction for fees, expenses or taxes)	6.17%	6.73%	Sep. 28, 2018
HFRX Fixed Income – Credit Index (reflects no deduction for fees, expenses or taxes)	11.31%	6.24%	Sep. 28, 2018

The High Income Alternatives Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the High Income Alternatives Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.